Share-Based Compensation - Schedule of Performance-Based Share Activity (Detail) - Performance Shares [Member] - $ / shares	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Shares
Granted	7,000,000	0	500,000	12,000,000
CNH Industrial EIP [Member]
Shares
Nonvested at beginning of year		11,725,260
Granted		6,632,100
Forfeited/Cancelled		(11,725,260)
Nonvested at end of year	6,632,100	6,632,100	11,725,260
Weighted Average Grant-Date Fair Value
Nonvested at beginning of year		$ 9.23
Granted		9.14
Forfeited/Cancelled		9.23
Nonvested at end of year	$ 9.14	$ 9.14	$ 9.23